Current and Non-Current Payables - Summary of Trade and Other Current Payables (Detail) $ in Thousands, in Thousands	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Trade And Other Payables [Line Items]
Trade and other payables, current	627,958,022	$ 627,958,022	$ 599,263,208
Trade and other payables non-current		117,210,059	56,250,085
Energy suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	135,817,661		178,153,813
Trade and other payables non-current		112,895,627	53,941,373
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	36,735,748		55,179,023
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	153,883,621		183,848,556
Trade and other payables non-current		487	487
Payable For Assets Acquisition [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	251,679,169		100,307,602
Trade and other payables non-current		4,233,657	2,281,051
Subtotal Trade Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	578,116,199		517,488,994
Trade and other payables non-current		117,129,771	56,222,911
Dividends payable to third parties [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	5,755,000		41,582,444
Accounts payable to staff [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	35,256,939		33,495,586
Other payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	8,829,884		6,696,184
Trade and other payables non-current		80,288	27,174
Subtotal Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	49,841,823		81,774,214
Trade and other payables non-current		$ 80,288	$ 27,174